Line of Credit (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2021	Apr. 02, 2022	Jan. 01, 2022	Jan. 01, 2022	Dec. 26, 2020	Dec. 28, 2019	Feb. 12, 2018
Line of Credit Facility [Line Items]
Deferred finance fees				$ 4,321,000	$ 4,321,000	$ 0	$ 5,516,000
Unamortized loan costs			$ 9,743,000	10,594,000	10,594,000	12,110,000
Debt outstanding			0	6,369,000	6,369,000	$ 0
Revolving Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Borrowing capacity	$ 80,000,000	$ 80,000,000	$ 80,000,000	$ 80,000,000	$ 80,000,000			$ 50,000,000
Interest rate			3.80%	3.50%	3.50%	3.50%
Amendment fees	$ 425,000	$ 425,000
Deferred finance fees			$ 1,483,000	$ 1,483,000	$ 1,483,000
Unamortized loan costs			586,000	648,000	648,000	$ 448,000
Debt outstanding			$ 0	$ 6,369,000	$ 6,369,000	$ 0